Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	NEEDHAM FUNDS INC
Central Index Key	0001002537
Amendment Flag	false
Document Creation Date	Apr. 30, 2015
Document Effective Date	May 01, 2015
Prospectus Date	May 01, 2015
Needham Growth Fund | Needham Growth Fund
Risk/Return:
Trading Symbol	NEEGX
Needham Aggressive Growth Fund | Needham Aggressive Growth Fund
Risk/Return:
Trading Symbol	NEAGX
Needham Small Cap Growth Fund | Needham Small Cap Growth Fund
Risk/Return:
Trading Symbol	NESGX